Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
NET LOSS	$ (679)	$ (571)	$ (4,905)	$ (3,824)
Change in fair value of interest rate, swap		(12)	(12)	8
Foreign currency translation adjustments				6
TOTAL COMPREHENSIVE LOSS	$ (679)	$ (583)	$ (4,917)	$ (3,810)